PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024	December 31, 2023
Furniture and fixtures	$97	$91
Machinery and equipment	69	62
Vehicles	860	814
Property improvements	17	49
Building	575	570
Property and Equipment	1,618	1,586
Less: Accumulated Depreciation	(622)	(448)
Total	$996	$1,138

Depreciation expense was $55 thousand and $45 thousand for the three months ended September 30, 2024 and 2023, respectively. Depreciation expense was $0.2 million and $0.2 million for the nine months ended September 30, 2024 and 2023, respectively.